Segment Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Reporting
3	SEGMENT REPORTING
For
 the years ended December 31, 2020, 2021 and 2022, the Group had three operating segments, including central laboratory business, in-hospital
business and pharma research and development services. The operating segments also represented the reporting segments. The Group’s CODM assesses the performance of the operating segments based on the measures of revenues, cost of revenue and gross profit by central laboratory business, in-hospital
business and pharma research and development services. Other than the information provided below, the CODM does not use any other measures by segments.
Summarized information by segments for the years ended December 31, 2020, 2021 and 2022 is as follows:

	For the year ended December 31, 2020
	Central laboratory business	In- hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	297,342	(847)	14,689	311,184
Revenues from sales of products	—	118,719	—	118,719

Total revenues	297,342	117,872	14,689	429,903

Cost of revenues:	(73,960)	(35,849)	(6,172)	(115,981)

Gross profit	223,382	82,023	8,517	313,922

	For the year ended December 31, 2021
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	319,353	(281)	23,393	342,465
Revenues from sales of products	—	165,397	—	165,397

Total revenues	319,353	165,116	23,393	507,862

Cost of revenues:	(81,088)	(50,315)	(12,313)	(143,716)

Gross profit	238,265	114,801	11,080	364,146

	For the year ended December 31, 2022
	Central labor at ory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB	US$
Revenues:
Revenues from services	314,770	3,606	73,172	391,548	56,769
Revenues from sales of products	—	171,690	—	171,690	24,893

Total revenues	314,770	175,296	73,172	563,238	81,662

Cost of revenues:	(82,123)	(63,296)	(37,780)	(183,199)	(26,561)

Gross profit	232,647	112,000	35,392	380,039	55,101

Geographic information
The analysis of the total long-lived assets excluding equity method investment, long-term investments, deferred tax assets and intangible assets by country was as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
PRC	405,544	286,797	41,582
United States	46,037	34,127	4,948

	451,581	320,924	46,530

Total revenues by geographic area are presented as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
PRC	429,903	504,052	553,304	80,222
United States	—	3,810	9,934	1,440

	429,903	507,862	563,238	81,662